Cash and Cash Equivalents and Deposits in Banks - Summary of Cash and Cash Equivalents and Deposits in Bank (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents, Demand deposits	₩ 3,336,003	₩ 2,365,022	₩ 2,602,560	₩ 1,558,696
Deposits in banks, Time deposits	1,500	4,318
Deposits in banks, Restricted deposits	77,257	74,082
Deposits in banks	78,757	78,400
Non-current assets
Deposits in banks, Restricted deposits	11	11
Cash and cash equivalents and deposits in banks	₩ 3,414,771	₩ 2,443,433